PIPE with Reduction Right Liability	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Disclosure Of Private Investment In Public Equity [Abstract]
PIPE with Reduction Right Liability
NOTE
10-PIPE
WITH REDUCTION RIGHT LIABILITY
Concurrently with the execution of the Business Combination Agreement, the Company, New SEAC and Lions Gate Parent entered into subscription agreements with certain institutional and accredited investors (the “PIPE Investors” and the subscription agreements, the “Initial Subscription Agreements”) pursuant to which the PIPE Investors have agreed, subject to the terms and conditions set forth therein, to subscribe for and purchase from Pubco, immediately following the Amalgamations, an aggregate of approximately
18,172,378
Pubco Common Shares (the “PIPE Shares”), at a purchase price of $
9.63
per share, for an aggregate cash amount of $
175,000,000
.
The Initial Subscription Agreements have a variable amount of shares at settlement to the extent the PIPE Investors exercise their Reduction Right, subject to certain other conditions. Pursuant to the Initial Subscription Agreements, a PIPE Investor may elect to reduce the number of PIPE Shares it is obligated to purchase under its Initial Subscription Agreement (the “Reduction Right”), on a
one-for-one

basis, up to the total amount of PIPE Shares subscribed thereunder, to the extent a PIPE Investor (i) purchases Class A Ordinary Shares in open market transactions at a price of less than the Closing redemption price per share prior to the record date established for voting at the extraordinary general meeting of the Company’s shareholders (the “SEAC Shareholders’ Meeting”) (the “Open Market Purchase Shares”), subject to certain conditions, and (ii) beneficially owned any Class A Ordinary Shares as of the date of its Initial Subscription Agreement, subject to certain conditions (both as described above). If such PIPE Investors exercise their Reduction Right and meet these conditions, then for every Class A Ordinary Share for which such PIPE Investor exercises its Reduction Right, such PIPE Investor will be entitled to purchase from the Company
0.1111
newly issued Class A Ordinary Shares at a purchase price of $
0.0001

per share, which shares will be issued by the Company prior to the SEAC Merger (the “Reduction Right Shares”).
If the

Reduction Right is exercised by any PIPE Investors, this would result in the Company raising additional incremental common equity proceeds relative to the aggregate cash PIPE proceeds of $
175,000,000

and issuing Reduction Right Shares. The Initial Subscription Agreements were evaluated under ASC 815 and meet the

criteria for liability classification since the shares in the settlement are variable based on an input not considered to be inputs to the fair value of a fixed-for-fixed
forward or option on equity shares. As such, the PIPE with reduction right liability is recorded at its initial fair value on the date the Company entered the Initial Subscription Agreements (or December 22, 2023), and each balance sheet date thereafter. Changes in the estimated fair value of the liability are recognized as a non-cash
gain or loss on the statements of operations. The fair value of the liability is discussed in Note 11. This liability will cease to exist upon the earlier of the closing of the transactions contemplated by the Initial Subscription Agreements or expiration of the Initial Subscription Agreements. For the avoidance of doubt, the PIPE reflects common equity in the pro forma, combined company and will be accounted for as such after the closing of the Lionsgate Business Combinat ion.

Note 10-PIPE with Reduction Right Liability
18,172,378 Pubco Common Shares (the “
PIPE Shares
”), at a purchase price of $9.63 per share, for an aggregate cash amount of $175,000,000
The Subscription Agreements have a variable amount of shares at settlement to the extent the PIPE Investors exercise their Reduction Right, subject to certain other conditions. Pursuant to the Subscription Agreements, a PIPE Inves
tor m
ay elect to reduce the number of PIPE Shares it is obligated to purchase under its Subscription

Agreement (the “
Reduction Right
”), on a one-for-one basis, up to the total amount of PIPE Shares subscribed thereunder, to the extent a PIPE Investor (i) purchases Class A Ordinary Shares in open market transactions at a price of less than the Closing redemption price per share prior to the record date established for voting at the SEAC Shareholder Meeting (the “
Open Market Purchase Shares
”), subject to certain conditions, and (ii) beneficially owned any Class A Ordinary Shares as of the date of its Subscription Agreement, subject to certain conditions (both as described above). If such PIPE Investors exercise their Reduction Right and meet these conditions, then for every Class A Ordinary Share for which such PIPE Investor exercises its Reduction Right, such PIPE Investor will be entitled to purchase from the Company 0.1111 newly issued Class A Ordinary Shares at a purchase price of $0.0001 per share, which shares will be issued by the Company prior to the SEAC Merger (the “
Reduction Right Shares
”).
If the Reduction Right is exercised by any PIPE Investors, this would result in the Company raising additional incremental common equity proceeds relative to the aggregate cash PIPE proceeds of $175,000,000 and issuing Reduction Right Shares. The Subscription Agreements were evaluated under ASC 815 and meet the criteria for liability classification since the shares in the settlement are variable based on an input not considered to be inputs to the fair value of a fixed-for-fixed forward or option on equity shares. As such, the PIPE with reduction right liability is recorded at its initial fair value on the date the Company entered the Subscription Agreements (or December 22, 2023), and each balance sheet date thereafter. Changes in the estimated fair value of the liability are recognized as a non-cash gain or loss on the statements of operations. The fair value of the liability is discussed in Note 11. This liability will cease to exist upon the earlier of the closing of the transactions contemplated by the Subscription Agreements or expiration of the Subscription Agreements. For the avoidance of doubt, the PIPE reflects common equity in the pro forma, combined company and will be accounted for as such after the closing of the Business Combination with StudioCo.